Deposits - Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Time Deposits, Fiscal Year Maturity [Abstract]
2013	$ 883,231
2014	215,866
2015	104,274
2016	80,856
2017	39,485
After 5 years	947
Total	$ 1,324,659